Borrowings	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Debt Disclosure [Abstract]
Borrowings
13.
Borrowings
A.
Long-term borrowings consist of the following:

	As of December 31, 2023	As of March 31, 2023
Secured debentures (note a)	2,260,838	3,198,569
Loans from banks (note b)	337,561	307,228
Convertible debenture (note c)	403,167	—
Less: current portion of long-term borrowings	(2,393,383)	(2,852,528)
	608,183	653,269

a.
Secured debentures:

Particulars	Interest rate	Maturity date	Amount outstanding
Secured debentures	19.50%	31-May-24	597,282
	19.50%	31-Jul-24	337,951
	19.25%	31-May-24	424,509
	20.00%	31-Jan-24	901,096
			2,260,838

The debentures are secured by a subordinated lien on intellectual property, current assets and movable property and equipment of certain material foreign subsidiaries.

b.
Loans from banks:

Particulars	Interest rate	Maturity date	Amount outstanding
Long-term borrowings from banks
	16.00%	5-Mar-24	2,321
	16.50%	5-Mar-24	2,906
	15.50%	6-Sep-25	19,179
	18.00%	5-Sep-25	19,438
	16.00%	9-Apr-24	10,005
	18.50%	2-Nov-25	16,095
	19.50%	2-Oct-25	12,288
	15.50%	6-Sep-25	19,179
	14.75%	5-Jun-24	7,627
	17.00%	5-Oct-24	13,637
	15.85%	4-May-26	44,373
	8.75%	10-Aug-30	115,619
	15.75%	5-Aug-26	54,894
			337,561

As of December 31, 2023, the aggregate maturities of long-term borrowings (excluding convertible notes) are as follows:

Period ending March 31, 2024	2,298,943
Period ending March 31, 2025	117,270
Period ending March 31, 2026 and onwards	585,353
3,001,566

c.
Convertible debenture

During the quarter ended December 31, 2023, the Company issued a $0.4 million junior unsecured convertible debentures which has maturity date of December 15, 2025. The instrument bears an interest of 13% per annum. Further, the holder of the debenture has the right to convert all or a portion of the unpaid principal amount, together with accrued interest, into fully paid Ordinary Shares at an agreed conversion price of $10.00 per Ordinary Share (subject to adjustments under certain circumstances). The debenture provides the Company with the right to pay interest, at the option of the Company, in cash or in kind.

B.
Short-term borrowings

	As of December 31, 2023	As of March 31, 2023
Loans from banks (note a)	1,901,497	84,587
Loans from related parties	299,031	485,747
Loans from others (note b)	12,965,327	4,305,467
	15,165,855	4,875,801

a)
Loans from banks and others

Particulars	Weighted average borrowing rate
Short-term borrowings from banks and others	12.73%

b)
Loans from others
1.
During the quarter ended June 30, 2023, Roadzen (DE) entered into a $7.5 million senior secured notes agreement with a syndicate of lenders and Mizuho as administrative agent which has a maturity date of June 30, 2024. The secured notes accrue interest of 15% per annum. The syndicate of lenders are entitled to receive a warrant to purchase an agreed number of Ordinary Shares if the loan is not fully repaid by the Roadzen (DE) within six months from the issue date.
2.
As the accounting acquirer Roadzen (DE) is deemed to have assumed the promissory note amounting to $2.46 million at a discount of 10% which was obtained to finance transaction costs in connection with the Business Combination. The promissory note is not convertible and accrues interest at 20% per annum and is due and payable upon the earlier of the date on which the Company consummates its initial Business Combination or the date of the liquidation of the Company.
3.
As the accounting acquirer, Roadzen (DE) is deemed to have assumed a convertible promissory note amounting to $1.04 million which was obtained to finance transaction costs in connection with a Business Combination. The Convertible Promissory Note is a non-interest bearing instrument and payable upon the consummation of a Business Combination or may be convertible into warrants to purchase Ordinary Shares of the Company at a price of $1.00 per Ordinary Share at the option of the holder. The warrants would be identical to the Private Placement Warrants described in note 17.

Since the Warrants are listed under ticker symbol RDZNW, the market price method was used to compute the fair market value of the warrants resulting from the conversion of the convertible promissory note on the reporting date. A comparison of the assumptions used in calculating estimated fair value of working capital loan as of December 31, 2023 is as follows:

Closing price	$0.07
Open price	$0.07
High	$0.07
Low	$0.07

11.
Borrowings

	As of March 31, 2023	As of March 31, 2022
A Long term borrowings consist of the following:
Convertible notes (note a)	—	23,032,002
Secured debentures (note b)	3,198,569	—
Loans from banks (note c)	307,228	159,951
Less: current portion of long-term borrowings	(2,852,528)	(63,983)
	653,269	23,127,970

a.
Convertible Note

The Company has issued convertible promissory notes to various parties over different periods. The instruments are issued over various periods ranging between Financial year 2015-16 to Financial year 2019-20. All such instruments carry an interest rate of 8% per annum, unless otherwise specified, as below.

Redemption/Conversion Features:

On Maturity

a) If any amount of principal or interest under the notes remain outstanding on the maturity date, the Company shall, at its option, either

(i) repay the principal of convertible notes together with payment of accrued interest at a rate of 12% or 8% per annum, as the case may be, or

(ii) the entire outstanding principal amount of the convertible notes and all accrued and unpaid interest (‘Loan Amount’) as of such time shall be converted (in whole and not in part) into number of shares of convertible preferred stock equal to the Loan Amount divided by the capped conversion price as specified in the agreement of convertible promissory notes.

Automatic conversion

At the time of closing of a qualified financing event or non qualified financing event, the entire outstanding principal along with unpaid interest (8% per annum) as of such time shall convert automatically in to preferred stock of the Company at a discount on the capped conversion price as specified in the agreement of convertible promissory notes.

Upon sale of the Company

Upon sale of the Company prior to the conversion or full satisfaction of the convertible notes, the lenders shall be entitled to receive an amount in full satisfaction of their respective convertible notes, such amount to be paid first out of the assets of the Company before any other payments are made on account of any shares of capital stock of the Company equal to the, greater of:

(i) the amount that the lenders would receive if the entire unpaid principal amount of their respective convertible note and all accrued and unpaid interest (8% per annum) as of immediately prior to such sale were converted at such time into Common Stock of the Company at the Capped Conversion Price as specified in the agreement of convertible promissory notes., or

(ii) an amount equal to the entire unpaid principal amount of then outstanding convertible notes and all accrued and unpaid interest (at rate of 8% per annum) as of such time, multiplied by 1.5.

Upon Liquidation:

Upon liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, unless otherwise converted pursuant to the terms of the agreements, the lenders shall be entitled to receive an amount in full satisfaction of their respective convertible note, such amount shall be paid first out of the assets of the Company before any other payments are made on account of any shares of capital stock of the Company equal to the entire unpaid principal amount of convertible notes and all accrued and unpaid interest (8% per annum) as of such time.

Optional Conversion upon a Non-Qualified Financing:

If the convertible notes (Convertible note 2020), remain outstanding at the time of the closing of a bona fide issuance and sale by the Company of its equity and/or debt securities other than a Qualified Financing, the entire outstanding principal amount of the outstanding and all accrued and unpaid interest (at rate of 8% per annum) as of such time will convert at such time into shares of the identical non-qualified stock issued to investors in such closing as follows:

(a) If the non-qualified financing is an equity financing – non-qualified equity stock shall be converted to shares at capped conversion price as specified in the agreement of convertible promissory notes.

(b) In case of debt financing - Non-qualified debt securities shall be converted to preferred stock on a dollar-for-dollar basis

(c) In case the financing involves both debt and equity—the outstanding Loan Amount as of such time will convert into non-qualified equity stock and non-qualified debt securities in proportion to the ratio of the investment.

As of March 31, 2022, the Company’s convertible notes, which have been measured at fair value, consisted of the following:

Particulars	As of March 31, 2023	As of March 31, 2022
Convertible Note 2019	—	5,379,110
Convertible Note 2020	—	17,652,892
	—	23,032,002

As of March 31, 2023 all the convertible notes have been converted into preferred stock.

b.
Secured debentures:

Particulars	Interest rate	Maturity date	Amount outstanding
	19.50%	31-May-24	1,494,126
	19.25%	31-May-24	792,145
Secured debentures	20.00%	31-Jan-24	912,298
			3,198,569

The debentures are secured by intellectual property, current assets and movable plant and equipment of certain material foreign subsidiaries.

c.
Loan from banks:

Particulars	Interest rate	Maturity date	Amount outstanding
	18.00%	5-Sep-25	26,403
	16.00%	5-Mar-24	9,295
	16.50%	5-Mar-24	11,639
	15.50%	6-Sep-25	26,265
	13.50%	5-Oct-25	54,063
	16.00%	9-Apr-24	19,120
Long term borrowings from banks	18.50%	2-Nov-25	21,265
	19.50%	2-Oct-25	16,387
	15.50%	6-Sep-25	26,265
	14.75%	5-Jun-24	18,294
	17.00%	5-Oct-24	24,786
	15.85%	23-Feb-26	53,446
			307,228

As of March 31, 2023, the aggregate maturities of long-term borrowings (excluding convertible notes) are as follows:

Period ending March 31, 2024	2,852,528
Period ending March 31, 2025	588,439
Period ending March 31, 2026	61,232
3,502,199

	As of March 31, 2023	As of March 31, 2022
B Short term borrowings
Loan from banks (note a)	84,587	107,528
Loan from related parties	485,747	156,215
Loan from others (note a)	4,305,467	267,297
	4,875,801	531,040

a)
Loan from banks and others

Particulars	Weighted average borrowing rate
Short term borrowings from banks and others	16.40%